Income Taxes - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended
	Dec. 22, 2017	Jul. 07, 2017	Feb. 24, 2018	Feb. 24, 2018	Aug. 26, 2017
Entity Information [Line Items]
Provisional gain				$ 29,000
Effective tax rate difference				(105.30%)
Gain in fair value change of contingent consideration - TRA liability	$ 4,700		$ (3,668)	$ (3,026)
TRA liability			27,290	$ 27,290	$ 25,675
Tax savings rate				29.20%
Acquisition of Atkins
Entity Information [Line Items]
TRA contingent payment (up to)		$ 100,000
Percent of alternative minimum tax credit carryforwards				75.00%
Alternative minimum tax credit carryforwards (up to)			$ 7,600	$ 7,600
Percent of the value of the recorded tax attributes			100.00%	100.00%
Percent of the deemed benefits				100.00%
Imputed interest rate				9.00%
TRA payment period				90 days